Share-Based Compensation (Tables)	6 Months Ended
Sep. 30, 2017
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Weighted Average Assumption Utilized to Determine Fair Value of Option

The fair value of each share option issued under the Company’s share-based compensation plans was estimated using the Black-Scholes option-pricing model that used the following weighted-average assumptions:

	Six months ended September 30,
	2017	2016
Expected term (in years)	6.1	6.1
Risk-free interest rate	2.1%	1.5%
Expected volatility	40.1%	41.1%
Expected dividend yield	—%	—%
Estimated grant date fair value per ordinary share	$25.23	$15.38

Schedule of Share-Based Compensation, Stock Options, Activity

Share option activity under the 2015 Plan and the Historical Plans for the six months ended September 30, 2017 was as follows:

	Number of Awards	Weighted Average Exercise Price (2)	Weighted Average Remaining Contractual Term (in years)	Aggregate Intrinsic Value (in thousands) (1)
Outstanding as of March 31, 2017	8,681,261	$9.58	7.44	$111,178
Options granted	420,000	$25.23
Options exercised	(1,413,159)	$4.55
Options forfeited and cancelled	(262,919)	$17.88
Outstanding as of September 30, 2017	7,425,183	$11.17	7.33	$128,088
Exercisable as of September 30, 2017	2,495,492	$4.54	5.41	$59,588

(1)

The aggregate intrinsic value for share options outstanding and exercisable as of September 30, 2017 was calculated based on the positive difference, if any, between the closing price of our ordinary shares on the NASDAQ Global Select Market on September 30, 2017, and the exercise price of the underlying options.

(2)

Certain of the Company’s option grants have an exercise price denominated in British pounds. The weighted-average exercise price at the end of each reporting period was translated into U.S. dollars using the exchange rate at the end of the period. The weighted-average exercise price for the options granted, exercised, forfeited and expired was translated into U.S. dollars using the exchange rate at the applicable date of grant, exercise, forfeiture or expiration, as appropriate.

Summary of Assumptions Used in Black-Scholes Option Pricing Model to Estimate Fair Value Of Shares Under the ESPP

As of September 30, 2017, there were 1.1 million shares of the Company's common stock available for future issuance under the ESPP. The fair value of each share option issued under the Company’s ESPP plan was estimated using the Black-Scholes option-pricing model that used the following weighted-average assumptions:

Three months ended September 30,
2017
Expected Life (in years)	0.5
Volatility	30.7%
Risk-free interest rate	1.13%
Dividend yield	—%

Schedule of Share-Based Compensation, Restricted Share Units, Activity

In August 2017, the Company granted restricted share units (RSUs) to two of its directors in the amount of 5,426 each, which cliff vest over a one-year period. RSU activity under the 2015 Plan for the six months ended September 30, 2017 was as follows:

	Number of Shares	Weighted Average Grant Date Fair Value	Intrinsic Value
Unvested restricted share units as of March 31, 2017	28,086	$15.63	$629
Restricted share units granted	20,111	$24.86	500
Restricted share units vested	(4,164)	$10.00	109
Restricted share units canceled	—	$—	—
Unvested restricted share units as of September 30, 2017	44,033	$20.38	$1,251

Share-Based Compensation Expense Recognized in Statements of Operations

Share-based compensation expense recognized under the 2015 Plan and the Historical Plans in the accompanying consolidated statements of operations was as follows:

	Three months ended September 30,		Six months ended September 30,
	2017	2016	2017	2016
Cost of revenue	$236	$301	$442	$471
Research and development	601	361	1,283	733
Sales and marketing	1,122	1,133	2,070	2,106
General and administrative	951	470	1,761	998
Total share-based compensation expense	$2,910	$2,265	$5,556	$4,308